Investments accounted for using equity method (Tables)	12 Months Ended
Dec. 31, 2025
Investments Accounted For Using Equity Method
Schedule of Investments In joint ventures and associate

	Percentage of participation	As of December 31, 2025	As of December 31, 2024
	%	ThCh$	ThCh$
Cervecería Austral S.A.	50.00	16,887,879	14,909,658
Central Cervecera de Colombia S.A.S.	50.00	14,880,327	17,676,953
Zona Franca Central Cervecera S.A.S.	50.00	110,089,426	105,346,786
Total joint ventures		141,857,632	137,933,397
Aguas Danone de Argentina S.A.	49.00	829,546	917,067
Other companies		769,509	896,457
Total associates		1,599,055	1,813,524
Total		143,456,687	139,746,921

Schedule of acquisition of joint ventures and associates

	As of December 31, 2025	As of December 31, 2024
	ThCh$	ThCh$
Cervecería Austral S.A.	1,894,770	1,894,770
Total	1,894,770	1,894,770

Schedule of share of profit loss of associates and joint ventures accounted

	For the years ended as of December 31,
	2025	2024	2023
	ThCh$	ThCh$	ThCh$
Central Cervecera de Colombia S.A.S.	(14,848,200)	(11,959,652)	(10,565,966)
Zona Franca Central Cervecera S.A.S.	(2,360,129)	266,580	(1,710,319)
Aguas de Origen S.A. (*)	-	(6,782)	(9,695,813)
Cervecería Austral S.A.	2,854,683	2,911,947	2,802,039
Total joint ventures	(14,353,646)	(8,787,907)	(19,170,059)
Aguas Danone de Argentina S.A.	59,427	(651,872)	(45,336)
Other companies	(58,372)	(54,924)	(2,363)
Total associates	1,055	(706,796)	(47,699)
Total	(14,352,591)	(9,494,703)	(19,217,758)
(*)	Joint venture of subsidiary until June 30, 2024.

Schedule of changes in investments in joint ventures and associates

	As of December 31, 2025	As of December 31, 2024
	ThCh$	ThCh$
Balance at the beginning of year	139,746,921	149,593,180
Capital contributions to acquire interests in joint ventures	10,975,902	10,658,097
Share of net income (loss) of joint ventures and associates accounted for using the equity method	(14,352,591)	(9,494,703)
Dividends received	(843,886)	(854,084)
Investment previously held (1)	-	(15,128,327)
Others (*)	7,930,341	4,972,758
Total	143,456,687	139,746,921
(1)	See Note 1 - General Information letter C), number (8).
(*)	Mainly includes effects from the foreign currency of joint ventures.

Schedule of summary of significant financial information related to joint ventures and associates

	Associates		Joint ventures
	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024
	ThCh$	ThCh$	ThCh$	ThCh$
Assets and Liabilities
Current assets	82,963	130,158	120,037,202	85,454,616
Non-current assets	2,767,094	3,229,224	342,409,689	323,251,454
Current liabilities	231,741	350,258	174,098,182	123,265,925
Non-current liabilities	925,364	1,137,511	4,963,236	10,187,080

	Associates		Joint ventures
	For the years ended as of December 31,
	2025	2024	2025	2024	2023
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Income Statement (Summarized)
Net sales	125,471	175,369	398,487,813	440,726,288	411,989,034
Operating result	99,258	130,420	(10,046,926)	(4,275,757)	(28,106,929)
Net income for year	112,014	(1,340,072)	(28,398,118)	(16,865,231)	(37,483,698)
Other comprehensive income	(284,409)	1,668,405	22,113,539	13,651,577	51,387,114
Depreciation and amortization	(179,841)	(235,294)	(22,665,008)	(22,163,433)	(22,734,983)